NON-CASH SHARE-BASED COMPENSATION - Schedule of PSU Equity Award Activity (Details) - PSUs shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of Shares
Beginning of period (in shares) | shares	569	341	221
Granted (in shares) | shares	349	232	124
Vested (in shares) | shares	(216)	0	0
Forfeited (in shares) | shares	(90)	(4)	(4)
Ending of period (in shares) | shares	612	569	341
Weighted Average Grant Date Fair Value per Share
Beginning of period (in dollars per share) | $ / shares	$ 25.57	$ 23.90	$ 25.15
Granted (in dollars per share) | $ / shares	16.66	28.04	21.64
Vested (in dollars per share) | $ / shares	23.85	0	0
Forfeited (in dollars per share) | $ / shares	20.30	26.07	23.06
Ending of period (in dollars per share) | $ / shares	$ 21.87	$ 25.57	$ 23.90